GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Going Concern [Abstract]
Going Concern Disclosure [Text Block]
NOTE 2  — GOING CONCERN

The financial statements have been prepared in conformity with generally accepted accounting principles which contemplate continuation of the Company as a going concern. As of June 30, 2013, the Company had negative working capital of approximately $16,240,000 and an accumulated deficit of approximately $131,863,000. This and other factors raise substantial doubt about the Company’s ability to continue as a going concern.

On July 24, 2013, the Company closed its initial public offering for net proceeds to the Company after deducting underwriter discounts and offering expenses of $6,750,673. On August 19, 2013, the Company closed an over-allotment option for net proceeds to the Company, after deducting underwriter discounts, of $1,027,349. The Company believes that additional funding will be required to finance operations over the next twelve months  in order to continue developing our product portfolio and commercialize our products for sale. As of August 29, 2013, the Company has a total backlog of $35,400,000. The ability to recognize revenue and ultimately cash receipts, on the existing backlog is contingent upon, but not limited to, receiving FCC equipment authorization and acceptable performance of the delivered equipment and services. The Company currently estimates that it will begin to fulfill orders associated with its backlog in the second half of 2013. The ability of the Company to continue as a going concern is dependent upon its ability to raise additional capital and to fulfill its existing backlog. The financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.

2 — GOING CONCERN

The financial statements have been prepared in conformity with generally accepted accounting principles which contemplate continuation of the company as a going concern. As of December 31, 2012, the company has negative working capital of $23,220,000 and an accumulated deficit of $124,112,000. This and other factors raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern is dependent upon its ability to raise additional capital and to fulfill its existing backlog. As of February 28, 2013 the Company has a total backlog of $33,000,000. The ability to recognize revenue and ultimately cash receipts, on the existing backlog is contingent upon, but not limited to, receiving FCC equipment authorization and acceptable performance of the delivered equipment and services. The Company currently estimates that it will begin to fulfill orders associated with its back log in mid. The financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.